Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of June 30, 2024, the Company entered into certain construction agreements with vendors to build its plant in Vietnam. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the six months ending December 31, 2024	$13,831,707
For the twelve months ending December 31, 2025	6,489,771
$20,321,478